Redeemable Convertible Preference Shares - Schedule of Fair Value of a Similar Liability on Initial Recognition (Details)	Oct. 23, 2024	Sep. 18, 2024	Jun. 06, 2024	Mar. 20, 2024	Jan. 10, 2024	Dec. 22, 2023
Schedule of Fair Value of a Similar Liability on Initial Recognition [Abstract]
Credit spread	5.63%	6.58%	7.22%	7.86%	7.84%	7.60%
Risk free rate	4.07%	3.62%	4.74%	4.64%	4.38%	4.32%
Country risk premium	1.19%	1.19%	1.31%	1.31%	1.31%	1.31%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC